Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Contractual Commitments

Contractual Commitments	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,240	$2,735	$1,825	$2,104	$8,904
Energy and Capacity Purchase Contracts	363	405	426	2,087	3,281
Construction Contracts for Capital Assets (b)	191	—	—	—	191
Total	$2,794	$3,140	$2,251	$4,191	$12,376

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which we have signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Appalachian Power Co [Member]
Contractual Commitments

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$499,262	$568,842	$482,135	$479,243	$2,029,482
Energy and Capacity Purchase Contracts	32,584	66,454	70,306	502,176	671,520
Construction Contracts for Capital Assets (b)	41,043	—	—	—	41,043
Total	$572,889	$635,296	$552,441	$981,419	$2,742,045

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$369,768	$443,603	$247,902	$443,053	$1,504,326
Energy and Capacity Purchase Contracts	111,138	225,965	242,359	755,621	1,335,083
Construction Contracts for Capital Assets (b)	11,316	—	—	—	11,316
Total	$492,222	$669,568	$490,261	$1,198,674	$2,850,725

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Energy and Capacity Purchase Contracts	$208,622	$57,146	$60,635	$513,136	$839,539
Construction Contracts for Capital Assets (b)	10,002	—	—	—	10,002
Total	$218,624	$57,146	$60,635	$513,136	$849,541

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$165,303	$187,904	$94,800	$142,200	$590,207
Energy and Capacity Purchase Contracts	71,137	163,753	171,067	390,679	796,636
Construction Contracts for Capital Assets (b)	1,540	—	—	—	1,540
Total	$237,980	$351,657	$265,867	$532,879	$1,388,383

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$286,428	$309,213	$155,327	$187,548	$938,516
Energy and Capacity Purchase Contracts	19,798	56,582	62,240	216,311	354,931
Construction Contracts for Capital Assets (b)	18,284	—	—	—	18,284
Total	$324,510	$365,795	$217,567	$403,859	$1,311,731

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit

Company	Amount	Maturity
	(in thousands)
I&M	$150	March 2015
OPCo	4,200	June 2015

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2016 to March 2017
I&M	77,000	77,886	March 2015 (a)

(a) In February 2015, maturity dates were extended to March 2017.

Indiana Michigan Power Co [Member]
Contractual Commitments

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$499,262	$568,842	$482,135	$479,243	$2,029,482
Energy and Capacity Purchase Contracts	32,584	66,454	70,306	502,176	671,520
Construction Contracts for Capital Assets (b)	41,043	—	—	—	41,043
Total	$572,889	$635,296	$552,441	$981,419	$2,742,045

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$369,768	$443,603	$247,902	$443,053	$1,504,326
Energy and Capacity Purchase Contracts	111,138	225,965	242,359	755,621	1,335,083
Construction Contracts for Capital Assets (b)	11,316	—	—	—	11,316
Total	$492,222	$669,568	$490,261	$1,198,674	$2,850,725

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Energy and Capacity Purchase Contracts	$208,622	$57,146	$60,635	$513,136	$839,539
Construction Contracts for Capital Assets (b)	10,002	—	—	—	10,002
Total	$218,624	$57,146	$60,635	$513,136	$849,541

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$165,303	$187,904	$94,800	$142,200	$590,207
Energy and Capacity Purchase Contracts	71,137	163,753	171,067	390,679	796,636
Construction Contracts for Capital Assets (b)	1,540	—	—	—	1,540
Total	$237,980	$351,657	$265,867	$532,879	$1,388,383

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$286,428	$309,213	$155,327	$187,548	$938,516
Energy and Capacity Purchase Contracts	19,798	56,582	62,240	216,311	354,931
Construction Contracts for Capital Assets (b)	18,284	—	—	—	18,284
Total	$324,510	$365,795	$217,567	$403,859	$1,311,731

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit

Company	Amount	Maturity
	(in thousands)
I&M	$150	March 2015
OPCo	4,200	June 2015

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2016 to March 2017
I&M	77,000	77,886	March 2015 (a)

(a) In February 2015, maturity dates were extended to March 2017.

Ohio Power Co [Member]
Contractual Commitments

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$499,262	$568,842	$482,135	$479,243	$2,029,482
Energy and Capacity Purchase Contracts	32,584	66,454	70,306	502,176	671,520
Construction Contracts for Capital Assets (b)	41,043	—	—	—	41,043
Total	$572,889	$635,296	$552,441	$981,419	$2,742,045

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$369,768	$443,603	$247,902	$443,053	$1,504,326
Energy and Capacity Purchase Contracts	111,138	225,965	242,359	755,621	1,335,083
Construction Contracts for Capital Assets (b)	11,316	—	—	—	11,316
Total	$492,222	$669,568	$490,261	$1,198,674	$2,850,725

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Energy and Capacity Purchase Contracts	$208,622	$57,146	$60,635	$513,136	$839,539
Construction Contracts for Capital Assets (b)	10,002	—	—	—	10,002
Total	$218,624	$57,146	$60,635	$513,136	$849,541

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$165,303	$187,904	$94,800	$142,200	$590,207
Energy and Capacity Purchase Contracts	71,137	163,753	171,067	390,679	796,636
Construction Contracts for Capital Assets (b)	1,540	—	—	—	1,540
Total	$237,980	$351,657	$265,867	$532,879	$1,388,383

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$286,428	$309,213	$155,327	$187,548	$938,516
Energy and Capacity Purchase Contracts	19,798	56,582	62,240	216,311	354,931
Construction Contracts for Capital Assets (b)	18,284	—	—	—	18,284
Total	$324,510	$365,795	$217,567	$403,859	$1,311,731

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit

Company	Amount	Maturity
	(in thousands)
I&M	$150	March 2015
OPCo	4,200	June 2015

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2016 to March 2017
I&M	77,000	77,886	March 2015 (a)

(a) In February 2015, maturity dates were extended to March 2017.

Public Service Co Of Oklahoma [Member]
Contractual Commitments

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$499,262	$568,842	$482,135	$479,243	$2,029,482
Energy and Capacity Purchase Contracts	32,584	66,454	70,306	502,176	671,520
Construction Contracts for Capital Assets (b)	41,043	—	—	—	41,043
Total	$572,889	$635,296	$552,441	$981,419	$2,742,045

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$369,768	$443,603	$247,902	$443,053	$1,504,326
Energy and Capacity Purchase Contracts	111,138	225,965	242,359	755,621	1,335,083
Construction Contracts for Capital Assets (b)	11,316	—	—	—	11,316
Total	$492,222	$669,568	$490,261	$1,198,674	$2,850,725

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Energy and Capacity Purchase Contracts	$208,622	$57,146	$60,635	$513,136	$839,539
Construction Contracts for Capital Assets (b)	10,002	—	—	—	10,002
Total	$218,624	$57,146	$60,635	$513,136	$849,541

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$165,303	$187,904	$94,800	$142,200	$590,207
Energy and Capacity Purchase Contracts	71,137	163,753	171,067	390,679	796,636
Construction Contracts for Capital Assets (b)	1,540	—	—	—	1,540
Total	$237,980	$351,657	$265,867	$532,879	$1,388,383

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$286,428	$309,213	$155,327	$187,548	$938,516
Energy and Capacity Purchase Contracts	19,798	56,582	62,240	216,311	354,931
Construction Contracts for Capital Assets (b)	18,284	—	—	—	18,284
Total	$324,510	$365,795	$217,567	$403,859	$1,311,731

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit

Company	Amount	Maturity
	(in thousands)
I&M	$150	March 2015
OPCo	4,200	June 2015

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2016 to March 2017
I&M	77,000	77,886	March 2015 (a)

(a) In February 2015, maturity dates were extended to March 2017.

Southwestern Electric Power Co [Member]
Contractual Commitments

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$499,262	$568,842	$482,135	$479,243	$2,029,482
Energy and Capacity Purchase Contracts	32,584	66,454	70,306	502,176	671,520
Construction Contracts for Capital Assets (b)	41,043	—	—	—	41,043
Total	$572,889	$635,296	$552,441	$981,419	$2,742,045

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$369,768	$443,603	$247,902	$443,053	$1,504,326
Energy and Capacity Purchase Contracts	111,138	225,965	242,359	755,621	1,335,083
Construction Contracts for Capital Assets (b)	11,316	—	—	—	11,316
Total	$492,222	$669,568	$490,261	$1,198,674	$2,850,725

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Energy and Capacity Purchase Contracts	$208,622	$57,146	$60,635	$513,136	$839,539
Construction Contracts for Capital Assets (b)	10,002	—	—	—	10,002
Total	$218,624	$57,146	$60,635	$513,136	$849,541

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$165,303	$187,904	$94,800	$142,200	$590,207
Energy and Capacity Purchase Contracts	71,137	163,753	171,067	390,679	796,636
Construction Contracts for Capital Assets (b)	1,540	—	—	—	1,540
Total	$237,980	$351,657	$265,867	$532,879	$1,388,383

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$286,428	$309,213	$155,327	$187,548	$938,516
Energy and Capacity Purchase Contracts	19,798	56,582	62,240	216,311	354,931
Construction Contracts for Capital Assets (b)	18,284	—	—	—	18,284
Total	$324,510	$365,795	$217,567	$403,859	$1,311,731

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit

Company	Amount	Maturity
	(in thousands)
I&M	$150	March 2015
OPCo	4,200	June 2015

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2016 to March 2017
I&M	77,000	77,886	March 2015 (a)

(a) In February 2015, maturity dates were extended to March 2017.